Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
					Value of Initial Fixed $100
			Average		Investment Based on:
			Summary	Average		Peer
	Summary		Compensation	Compensation	CompX	Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income
	for PEO (1)	to PEO (1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($ in
Year	($)	($)	($)	($)	($)	($)	thousands)
2023	1,315,477	1,315,477	279,750	279,750	238	96	22,593
2022	1,258,883	1,258,883	348,000	348,000	166	80	20,871
2021	1,185,257	1,185,257	321,800	321,800	180	119	16,568
2020	1,082,190	1,082,190	400,500	400,500	110	134	10,323
2019	1,064,365	1,064,365	341,600	341,600	109	108	15,998
(1)	The only PEO for each year reflected in the table is Scott C. James.
(2)	For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.
(3)	The non-PEO NEOs for each year were as follows:

2023: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert

2022: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert, Robert D. Graham

2021: Robert D. Graham, Andrew B. Nace, Michael S. Simmons, Amy E. Ruf, Amy A. Samford

2020: Robert D. Graham, Andrew B. Nace, Amy A. Samford, Amy E. Ruf

2019: Robert D. Graham, Kelly D. Luttmer, Andrew B. Nace, Amy A. Samford, James W. Brown

(4)	Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2018 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2023, namely The Eastern Company and Strattec Security Corporation.

Named Executive Officers, Footnote
(1)	The only PEO for each year reflected in the table is Scott C. James.
(3)	The non-PEO NEOs for each year were as follows:

2023: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert

2022: Michael S. Simmons, Amy A. Samford, Amy E. Ruf, Bart W. Reichert, Robert D. Graham

2021: Robert D. Graham, Andrew B. Nace, Michael S. Simmons, Amy E. Ruf, Amy A. Samford

2020: Robert D. Graham, Andrew B. Nace, Amy A. Samford, Amy E. Ruf

2019: Robert D. Graham, Kelly D. Luttmer, Andrew B. Nace, Amy A. Samford, James W. Brown

Peer Group Issuers, Footnote
(4)	Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2018 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is comprised of the same companies as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2023, namely The Eastern Company and Strattec Security Corporation.

PEO Total Compensation Amount	$ 1,315,477	$ 1,258,883	$ 1,185,257	$ 1,082,190	$ 1,064,365
PEO Actually Paid Compensation Amount	1,315,477	1,258,883	1,185,257	1,082,190	1,064,365
Non-PEO NEO Average Total Compensation Amount	279,750	348,000	321,800	400,500	341,600
Non-PEO NEO Average Compensation Actually Paid Amount	$ 279,750	348,000	321,800	400,500	341,600
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 238	166	180	110	109
Peer Group Total Shareholder Return Amount	96	80	119	134	108
Net Income (Loss)	$ 22,593,000	$ 20,871,000	$ 16,568,000	$ 10,323,000	$ 15,998,000
PEO Name	Scott C. James